Other Operating Expenses	12 Months Ended
Mar. 31, 2022
Disclosure Of Other Operating Expense [Abstract]
Other Operating Expenses
14)	OTHER OPERATING EXPENSES

	For the year ended March 31
Particulars	2020	2021	2022
Payment gateway and other charges	59,241	13,385	28,635
Outsourcing expenses	32,899	7,877	12,827
Travelling and conveyance	4,271	247	780
Communication	6,525	2,857	3,732
Technology and maintenance	5,905	3,904	4,224
Legal and professional*	9,670	4,364	6,397
Website hosting charges	20,165	12,129	14,088
Provision for litigations (refer note 32)	30,800	—	4,700
Net loss on de-recognition of property, plant and equipment	19	406	—
Intangible assets written off	—	—	17
Miscellaneous expenses	15,906	5,906	6,175
Total	185,401	51,075	81,575

Notes: *	Includes Nil towards cost related to share based payment for the year ended March 31, 2022

(March 31, 2021: Nil and March 31, 2020: USD 144).